Shareholders' Equity (Details) (USD $)	1 Months Ended	9 Months Ended		12 Months Ended											0 Months Ended	12 Months Ended			0 Months Ended	12 Months Ended		0 Months Ended	12 Months Ended		0 Months Ended	12 Months Ended		0 Months Ended	12 Months Ended		0 Months Ended	12 Months Ended			0 Months Ended	12 Months Ended															0 Months Ended	1 Months Ended
	Jun. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Jul. 22, 2013	Dec. 31, 2011	Jun. 08, 2012 Senior Secured Term Loan	Dec. 31, 2011 Term Loan	Dec. 31, 2010 Secured Debt	Dec. 31, 2012 Prepetition Lender Recovery Level at $525 million	Dec. 31, 2012 Prepetition Lender Recovery Level at $650 million	Dec. 31, 2012 Prepetition Lender Recovery Level at $700 million	Dec. 31, 2012 Prepetition Lender Recovery Level at $736 million	Dec. 31, 2012 Prior to stock split	Sep. 03, 2009 Series A preferred stock item	Dec. 31, 2012 Series A preferred stock item	Dec. 31, 2011 Series A preferred stock item	Sep. 30, 2013 Series A preferred stock	Sep. 03, 2009 Series A preferred stock Prepetition Lender Recovery Level at $525 million	Dec. 31, 2012 Series A preferred stock Prepetition Lender Recovery Level at $525 million	Dec. 31, 2011 Series A preferred stock Prepetition Lender Recovery Level at $525 million	Sep. 03, 2009 Series A preferred stock Prepetition Lender Recovery Level at $650 million	Dec. 31, 2012 Series A preferred stock Prepetition Lender Recovery Level at $650 million	Dec. 31, 2011 Series A preferred stock Prepetition Lender Recovery Level at $650 million	Sep. 03, 2009 Series A preferred stock Prepetition Lender Recovery Level at $700 million	Dec. 31, 2012 Series A preferred stock Prepetition Lender Recovery Level at $700 million	Dec. 31, 2011 Series A preferred stock Prepetition Lender Recovery Level at $700 million	Sep. 03, 2009 Series A preferred stock Prepetition Lender Recovery Level at $736 million	Dec. 31, 2012 Series A preferred stock Prepetition Lender Recovery Level at $736 million	Dec. 31, 2011 Series A preferred stock Prepetition Lender Recovery Level at $736 million	Sep. 03, 2009 Series B preferred stock	Dec. 31, 2012 Series B preferred stock	Dec. 31, 2011 Series B preferred stock	Sep. 30, 2013 Series B preferred stock	Sep. 03, 2009 Series B preferred stock Prepetition Lender Recovery Level at $736 million	Dec. 31, 2012 Series B preferred stock Prepetition Lender Recovery Level at $736 million	Dec. 31, 2011 Series B preferred stock Prepetition Lender Recovery Level at $736 million	Dec. 31, 2012 Series common stock Prior to stock split	Dec. 31, 2012 Series A common stock Prior to stock split item	Sep. 03, 2009 Series A common stock Prior to stock split item	Dec. 31, 2012 Series A common stock Prior to stock split Maximum	Dec. 31, 2012 Series B common stock Prior to stock split item	Sep. 03, 2009 Series B common stock Prior to stock split item	Dec. 31, 2012 Series B common stock Prior to stock split Maximum	Dec. 31, 2012 Series C common stock Prior to stock split item	Sep. 03, 2009 Series C common stock Prior to stock split item	Dec. 31, 2012 Series C common stock Prior to stock split Maximum	Dec. 31, 2012 Series D common stock Prior to stock split item	Sep. 03, 2009 Series D common stock Prior to stock split item	Dec. 31, 2012 Series D common stock Prior to stock split Maximum	Jun. 08, 2012 Series E common stock Prior to stock split	May 31, 2012 Series E common stock Prior to stock split item	Dec. 31, 2012 Series E common stock Prior to stock split item	Dec. 31, 2012 Nonseries common stock Prior to stock split
Preferred stock:
Shares authorized, excluding unissued shares (in shares)				10,001		10,001
Authorized (in shares)		15,000,000		20,000	15,000,000	20,000									10,000	10,000	10,000														1	1	1
The number of shares of preferred stock authorized but unissued (in shares)				9,999
Issued (in shares)				10,001		10,001									10,000	10,000	10,000	0													1	1	1	0
Outstanding (in shares)				10,001		10,001									10,000	10,000	10,000	0													1	1	1	0
Common stock:
Authorized (in shares)		150,000,000		150,000,000	150,000,000	150,000,000								1,980,000																								1,386,912	181,612			159,579			133,383			143,108					769,230	593,088
Issued (in shares)		25,795,085		18,072,169		9,957,864								1,754,581																								1,160,135	181,612						66,185			143,108					769,230	594,446
Treasury (in shares)		27,037		27,037		19,930								2,625																																								2,625
Outstanding (in shares)		25,768,048		18,045,132		9,937,934								1,751,956																								1,160,135	181,612						66,185			143,108					769,230	591,821
Stock dividend (as a percent)																			5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	14.00%	14.00%	14.00%	3.00%	3.00%	3.00%		3.00%	3.00%	3.00%
Prepetition Lender Recovery Level										$ 525,000,000	$ 650,000,000	$ 700,000,000	$ 736,000,000
Prepetition lender recovery level achieved				493,600,000
Notes issued							125,000,000	150,000,000	300,000,000
Number of additional members preferred stockholders can nominate and elect to Board of Directors															1	1	1
Number of shares of new common stock issued (in shares)	7,923,069																																																			769,230
Issue price (in dollars per share)	$ 6.31																																																			$ 65.00
Gross proceeds from issuance of new common stock																																																				50,000,000
Net proceeds from issuance of new common stock		$ 90,257,000	$ 48,260,000	$ 48,260,000																																															$ 48,300,000
Triggering threshold for Series A through D common stock (as a percent)																																									50.00%			50.00%			50.00%			50.00%
Number of members that common stockholders can nominate and elect to Board of Directors																																							1	1		1	1		1	1		1	1			1	1